FINANCIAL INSTRUMENTS - Disclosure of Foreign currency sensitivity analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Short-term investments	$ 19,557	$ 14,217
Foreign currency risk | USD
Financial instruments
Reasonably possible increase in risk component	5.00%	5.00%
Increase (decrease) in profit before tax due to reasonably possible decrease in risk component	$ (721)	$ (320)
Reasonably possible decrease in risk component	(5.00%)	(5.00%)
Increase (decrease) in profit before tax due to reasonably possible increase in risk component	$ 721	$ 320
Foreign currency risk | EUR
Financial instruments
Reasonably possible increase in risk component	5.00%	5.00%
Increase (decrease) in profit before tax due to reasonably possible decrease in risk component	$ (66)	$ (38)
Reasonably possible decrease in risk component	(5.00%)	(5.00%)
Increase (decrease) in profit before tax due to reasonably possible increase in risk component	$ 66	$ 38